Retirement Benefits - Change in Net Benefit Obligation (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Qualified Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period		$ 690,194	$ 573,317	$ 616,290
Service cost		15,966	17,437	19,285
Interest cost		21,066	28,039	24,754
Amendment			0	0
Actuarial loss (gain)		(588)	104,618	(48,559)
Benefits paid		(41,804)	(33,217)	(38,453)
Medicare part D subsidiary received		0	0	0
Benefit obligation at end of period	$ 684,834	684,834	690,194	573,317
Defined Benefit Plan, Change in Plan Asset [Roll Forward]
Fair value of plan assets at beginning of period		626,173	615,721	531,183
Actual return on plan assets			25,669	102,591
Employer contribution	4,500	13,500	18,000	20,400
Benefits paid		(41,804)	(33,217)	(38,453)
Fair value of plan assets at end of period			626,173	615,721
Funded status at end of period			(64,021)	42,404
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period		55,855	47,279
Service cost		831	1,042
Interest cost		1,710	2,310
Actuarial loss (gain)		0	7,162
Benefits paid		(3,026)	(1,938)
Medicare part D subsidiary received		0	0
Benefit obligation at end of period	55,370	55,370	55,855	47,279
Defined Benefit Plan, Change in Plan Asset [Roll Forward]
Employer contribution	500	3,000
Benefits paid		(3,026)	(1,938)
Other Benefit [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period		15,688	14,939	17,672
Service cost		84	112	134
Interest cost		467	684	664
Amendment			0	0
Actuarial loss (gain)		(540)	1,108	(2,240)
Benefits paid		(1,045)	(1,424)	(1,536)
Medicare part D subsidiary received		221	269	245
Benefit obligation at end of period	14,875	14,875	15,688	14,939
Defined Benefit Plan, Change in Plan Asset [Roll Forward]
Fair value of plan assets at beginning of period		8,360	8,774	7,541
Actual return on plan assets			522	1,861
Employer contribution	$ 100	500	488	908
Benefits paid		(1,045)	(1,424)	(1,536)
Fair value of plan assets at end of period			8,360	8,774
Funded status at end of period			(7,328)	(6,165)
SERP Pension Benefits [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period		55,855	47,279	51,795
Service cost			1,042	1,498
Interest cost			2,310	2,045
Amendment			0	478
Actuarial loss (gain)			7,162	(1,687)
Benefits paid			(1,938)	(6,850)
Medicare part D subsidiary received			0	0
Benefit obligation at end of period			55,855	47,279
Defined Benefit Plan, Change in Plan Asset [Roll Forward]
Fair value of plan assets at beginning of period		$ 0	0	0
Actual return on plan assets			0	0
Employer contribution			1,938	6,850
Benefits paid			(1,938)	(6,850)
Fair value of plan assets at end of period			0	0
Funded status at end of period			$ (55,855)	$ (47,279)